UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(866) 700-6104
Registrant's telephone number, including area code:

Date of fiscal year end: July 31

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1.  Proxy Voting Record.

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SAB de CV	1/12/2009	MXP001691213	AMX L

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
1.- Approve, under the retained earnings account, to pay a dividend in cash from the account balance of consolidated net taxable income referred to Income Tax Law in the amount of MXN 0.50 each for the shares of the Series "AA", "A" and "L" in the capital of the Company, payable in a single payment as agreed by the assembly; the total amount would be subject to the adjustments resulting from or repositioning repurchase its own shares, among other Corporate events to adjust the number of shares outstanding at the time of payment of the dividend
Issuer
For	For	2.- Receive the report on compliance with the tax obligations of the Company for the FY 2008, referred to Article 86, Section XX of the Income Tax Law	Issuer
For	For	3.- Appoint the delegates to give effect to the resolutions adopted by this assembly and, where appropriate, the formalized as appropriate	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Mexchem SAB de CV	3/12/2009	MX01ME050007	Mexchem*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Approve, if relevant, the payment of a cash dividend in favor of the shareholders of the Company, up to the amount of MXN 0.22 per share; resolutions in this regard, modifications to the previous resolution of the general meeting of shareholders of the maximum amount to be allocated, for the purchase of the Company's own shares
Issuer
For	For	II.-Approve the designation of delegates who will carry out and formalize the resolutions passed by the general meeting	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Mexico, SAB de CV	4/12/2009	MXP370841019	Gmexico B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	I.- Approve, if relevant, the plan for the reorganization of the subsidiary of the Company called Asarco LLC., resolutions in this regard	Issuer
For	For	II.- Approve the designation of delegates who will carry out and formalize the resolutions passed by this general meeting, resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Wal-Mart de Mexico SAB de CV	12/22/2009	MXP810081010	Walmex V

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	I. Receive the report from the Board of Directors concerning the acquisition of Wal-Mart Central America	Issuer
For	For
II- Approve the proposal regarding the merging of the Company, in its position as Absorbing Company, with WM Maya S. DE R.L DE C.V, as the Absorbed Company, prior approval of the financial statements that will be form the basis of the merger and the respective merger agreement
Issuer
For	For	III. Amend the Corporate Bylaws that reflect the increase in capital and the issuance of the new shares that represent the mentioned increase as a consequence of the proposed merger	Issuer
For	For	IV. Approve the designation of the person or people who, in representing the general meeting, will have to perform its resolutions and file the minutes of the meeting	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Wal-Mart de Mexico SAB de CV	11/3/2010	MXP810081010	Walmex V

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	I.- Receive the report from the Board of Directors	Issuer
For	For	II.- Receive the report from the General Director	Issuer
For	For	III.- Receive the report from the Audit and Corporate Practices Committees	Issuer
For	For	IV.-Approve the financial information to 31 DEC 2009	Issuer
For	For	V.- Receive the report regarding the situation of the fund for the repurchase of shares	Issuer
For	For	VI.- Approve the plan to cancel repurchased shares of the Company that are currently held in treasury	Issuer
For	For	VII.- Approve the plan for the allocation of results for the period running from 01 JAN to 31 DEC 2009	Issuer
For	For	VIII.- Approve the plan for the payment of a dividend of MXN 0.70 per share	Issuer
For	For	IX.- Amend Article 5 of the Corporate ByLaws	Issuer
For	For	X.- Approve the report regarding the fulfillment of fiscal obligations	Issuer
For	For	XI.- Approve the report regarding the Employee Stock Plan	Issuer
For	For	XII.- Approve the report from the Wal-Mart De Mexico Foundation	Issuer
For	For	XIII.- Approve the report regarding the acquisition and integration of Wal Mart Central America	Issuer
For	For	XIV.- Ratify the acts of the Board of Directors during 2009	Issuer
For	For	XV.- Appointment of the Members of the Board of Directors	Issuer
For	For	XVI.- Appointment of the Chairpersons of the Audit and Corporate Practices	Issuer
For	For	XVII.- Approve the resolutions contained in the minutes of the general meeting held	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Corporativo GBM O SAB de CV	03/17/2010	MX01GBOD0001	GBM O

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Approve the annual report and that is referred to in the general part of Article 172 of the General Mercantile Companies Law, for the FY that ended on 31 DEC 2009, including the financial statements corresponding to the mentioned fiscal year and the opinion of the Internal Auditor
Issuer
For	For	II.- Approve the allocation of results and, if relevant, of payment of a dividend to the Company's shareholders, coming from the results account of previous fiscal years	Issuer
For	For	III.- Ratify the members of the Board of Directors, as well as of the Company's Audit and Corporate Practices Committee	Issuer
For	For	IV.- Approve the compensation for the Members of the Board of Directors of the Company	Issuer
For	For
V.- Approve to decide the maximum amount of funds allocated to the acquisition of shares representing the Company's own capital, and designation or ratification of the people responsible for the acquisition and placement of the Company's own shares
Issuer
For	For	VI.- Approve the designation of delegates who will formalize the resolutions that are passed	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SAB de CV	03/17/2010	MXP001691213	AMX L

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	I.- Amend the various provisions of the Corporate Bylaws of the Company; resolutions in this regard	Issuer
For	For	II.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SAB de CV	03/17/2010	MXP001691213	AMX L

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Approve to carry out transactions that represent 20% or more of the consolidated assets of the Company on the basis of numbers corresponding to the end of the fourth quarter of 2009, in accordance with that which is provided for in Section 17 of the Corporate Bylaws of the Company and in Article 47 of the Securities Market Law; resolutions in this regard
Issuer
For	For	II.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

America Movil SAB de CV	7/4/2010	MXP001691213	AMX L
Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Appointment and/or ratification, if relevant, of the members of the Board of Directors of the Company who are to be appointed by the series L Shareholders of the Company	Issuer
For	For	2.- Approve the designation of delegates who will carry out the resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Alsea SAB de CV	8/4/2010	MXP001391012	Alsea*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve the annual report that is referred to in the general part of Article 172 of the General Mercantile Companies Law, regarding the operations conducted by the Company during the FY that ran from 01 JAN to 31 DEC 2009
Issuer
For	For	2.- Approve the declaration and form of payment of a dividend to the Shareholders of the Company	Issuer
For	For	3.- Approve the annual report, regarding the operations conducted by the Intermediary Management Bodies of the Company, during the FY that ran from 01 JAN to 31 DEC 2009	Issuer
For	For	4.- Appointment, the Members of the Board of Directors, Officers and the members	Issuer
For	For	5.- Approve to determine the compensation for the members of the Board of Directors and the members of the Intermediary Management bodies of the Company	Issuer
For	For
6.- Receive the report from the Board of the Directors regarding the shares representative of the share capital of the Company, repurchased with a charge against the own share repurchase account, as well as their placement
Issuer
For	For	7.- Approve the designation of delegates who will formalize the resolutions that are passed	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Corporacion Geo SAB de CV	8/4/2010	MXP3142C1177	GEO B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Receive the report from the Board of Directors under the terms of Article 172 of the General Mercantile Company law and Article 28, Part IV of the Securities Market Law concerning the results of the Company and the transactions operations and activities in which it intervened in accordance with the securities market law during the FYE on 31 DEC 2009, including the individual and consolidated financial statements of the Company and the report on the compliance with the tax obligations in accordance with that provided by Subsection XX of Article 86 of the income tax law
Issuer
For	For
II.- Receive the report from the general Director in accordance with Article 172 of the general Mercantile Companies Law, accompanied by the opinion of the outside Auditor and the opinion of the Board of Directors regarding the report from the general Director, in compliance with Article 21 of the Corporate By-Laws
Issuer
For	For
III.- Receive the annual report from the audit and corporate practices Committee regarding its activities in accordance with Article 36, Part IV, Line A, of the Corporate By-Laws and Article 28 of the Securities Market Law
Issuer
For	For	IV.- Approve the allocation of results from the FY that ended on 31 DEC 2009	Issuer
For	For
V.- pprove the determination of the maximum amount of funds that can be allocated t o the purchase of the Company's own shares in accordance with the terms of Article 12 of the Corporate By-Laws and Article 56 of the Securities Market Law
Issuer
For	For	VI.- Appointment and or ratification of the Members of the Board of Directors,	Issuer
For	For
VII.- Approve the designation and or ratification of the Members of the audit and Corporate Practices Committee, appointment and if relevant ratification of the Chairperson of each of said Committees in compliance with that which is provided for by Article 43 of the Securities Market Law
Issuer
For	For	VIII.- Approve the remuneration for the Members of the Board of Directors of the Company, both full and alternate, Secretary and Members of the audit and Corporate Practices Committee	Issuer
For	For	IX.- Approve the designation of delegates who will carry out and formalize the resolutions passed by the AGM of shareholders	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Bimbo SAB de CV	04/14/2010	MXP495211262	Bimbo A

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve or modify the report from the Board of Directors that is referred to in the main part of Article 172 of the General Mercantile Companies Law, including the Company's audited financial statements, consolidated with those of its subsidiary Companies, for the FYE on 31 DEC 2009, after a reading of the following reports from the Chairperson of the Board of Directors, from the General Director, from the outside Auditor and from the Chairpersons of the Audit and Corporate Practices Committees of the Company
Issuer
For	For	2.- Approve the report that is referred to in Article 86, part XX, of the Income Tax Law, regarding compliance with the Company's tax obligations	Issuer
For	For	3.- Approve the allocation of results for the FYE on 31 DEC 2009	Issuer
For	For	4.- Approve the payment of a cash dividend in the amount of MXN 0.50, for each one of the shares that represent the share capital of the Company that are in circulation	Issuer
For	For	5.- Ratify the appointment of the Members of the Board of Directors and the determination of their compensation	Issuer
For	For	6.- Ratify the appointment of the Chairpersons and members of the Audit and corporate practices Committees of the Company, as well as the determination of their compensation	Issuer
For	For
7.- Receive the report regarding the purchase of the Company's own shares, as well as the determination of the maximum amount of funds that the Company can allocate to the purchase of its own shares, in accordance with the terms of Article 56, Part IV, of the securities Market Law
Issuer
For	For	8.- Approve the designation of special delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Embotelladoras Arca SAB de CV	04/20/2010	MX01AR2E0007	Arca*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Approve the report from the General Director prepared in accordance with Article 44, Part XI, of the Securities Market Law, regarding the operations and results of the Company for the FYE 31 DEC 2009, accompanied by the opinion of the outside Auditor as well as the opinion of the Board of Directors regarding said report, the report from the Board of Directors regarding the transactions and activities in which it has intervened in accordance with that which is provided for in the Securities Market Law, as well as that which is referred to in line b of Article 172 of the General Mercantile Companies Law, and the annual report from the Chairperson of the Audit and Corporate Practices Committee; reading of the report regarding compliance with tax obligations
Issuer
For	For
II.- Approve the allocation of the results account from the 2009 FY, in which is included the declaration and payment of a cash dividend, in domestic currency, in the amount of MXN 1.05 for each one of the shares in circulation
Issuer
For	For	III.- Approve the maximum amount of funds that can be allocated to the purchase of the Company's own shares	Issuer
For	For	IV.- Election of the members of the Board of Directors of the Company,	Issuer
For	For
V.- Approve to determine the remuneration of the members who make up the various committees of the Board of Directors, as well as the designation of the Chairperson of the Audit and Corporate Practices Committee
Issuer
For	For	VI.- Appointment of Delegates	Issuer
For	For	VII.- Approve the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Qualitas Compañía de Seguros SAB CV	04/21/2010	MX00Q0000000	Q CPO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve the annual report that is referred to in the general part of Article 172 of the general mercantile Companies law, regarding the operations conducted by the Company and its subsidiary Companies during the FY that ran from 01 JAN to DEC 31 2009 , after the recommendation from the Audit and Corporate Practices Committee and presentation of the report from the commissioner o f the Company, that is referred to in Article 166 of the mentioned law , regarding the veracity, sufficiency and reasonableness of the financial information to be presented by the Board of Directors
Issuer
For	For
2.- Approve the annual report, regarding the operations conducted by the investment, Finance and Planning Committee, the Integral Risk Management Committee, Reinsurance Committee, Audit and Corporate Practices Committee, Communication and Control Committee during the 01 JAN to DEC 31 2009
Issuer
For	For	3.- Appointment of the Board of Directors, officers, Commissioner, compliance	Issuer
For	For	4.- Approve the compensation for the members of the Board of Directors, Commissioners and Intermediary Management Bodies of the Company	Issuer
For	For	5.- Approve the allocation of the results obtained by the Company	Issuer
For	For	6.- Approve the designation of special delegates who will formalize and carry out the resolutions that are passed	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Continental SAB de CV	04/22/2010	MXP3091R1239	Contal*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	I.- Appointment of returning officers, fulfillment of their duties and	Issuer
For	For
II.- Approve the annual report from the Chairperson of the Board, report from the general Director that includes the individual and consolidated financial statements of Grupo Continental, S.A.B. and subsidiary Companies, to 31 DEC 2009, report from the Board of Directors; and the opinion of the Board of Directors regarding the contents of the report from the general Director
Issuer
For	For	III.- Receive the report from the audit and corporate practices Committee	Issuer
For	For	IV.- Ratify of the resolutions and acts of the Board of Directors executed during the 2009 FY
For	For	V.- Approve the resolutions regarding the allocation of results and proposal for the payment of a cash dividend	Issuer
For	For	VI.- Approve the report regarding the purchase of the Company's own shares	Issuer
For	For	VII.- Approve to establish the maximum amount allocated for the purchase of the Company's own shares	Issuer
For	For	VIII.- Approve the report regarding the fulfillment of tax obligations	Issuer
For	For	IX.- Election of the Board of Directors	Issuer
For	For	X.- Election of the Chairperson of the audit and corporate practices Committee	Issuer
For	For	XI.- Approve the allocation of compensation to the members of the Board of Directors	Issuer
For	For	XII.- Approve the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Herdez SAB de CV	04/22/2010	MX0IHE010008	Herdez*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve the presentation and, if relevant, approval of the reports that are referred to in Part IV Article 28 of the Securities Market Law, regarding the progress of the business of the Company during the FY that ran from 01 JAN 2009 , to 31 DEC 2009, which include: i) the financial statements of the Company for said FY; ii) the annual reports regarding the activities of the Audit Committee and of the corporate practices committee of the Company that are referred to in Article 43 of the Securities Market Law; iii) the report from the general Director of the Company in accordance with the terms of Part XI of Article 44 of the Securities Market Law, accompanied by the opinion of the Outside Auditor; iv) opinion of the Board of Directors regarding the content of the report from the general Director; v) report that is referred to in Article 172, Line B, of the General Mercantile Companies Law; and vi) report regarding the transactions and activities in which it has intervened in accordance with that which pro
Issuer
For	For	2.- Approve the resolutions regarding the allocation of the results of the Company for the FY that ran from 01 JAN 2009, to 31 DEC 2009, proposal and if relevant approval for the payment of a dividend	Issuer
For	For
3.- Approve the designation or, if relevant, ratification of the Members of the Board of Directors, classification of their independence in compliance with Article 26 of the Securities Market Law, as well as the designation or ratification of the secretary who is not a Member of the Board of Directors of the Company
Issuer
For	For
4.- Approve the presentation and if relevant approval regarding the determination of the compensation or remuneration of the Members of the Board of Directors, Secretary who is not a Member of the Board of Directors, as well as of the Members who make up the Audit and Corporate Practices Committees and other assistants
Issuer
For	For
5.- Approve the discussion and, if relevant, resolution regarding the maximum amount of funds that the Company can allocate to the purchase of the shares of the Company during the FY that ends on 31 DEC 2009, in accordance with the terms of Part IV of Article 56 of the Securities Market Law
Issuer
For	For	6.- Approve the designation or, if relevant, ratification of the people who will chair the Audit Committee and the corporate practices committee of the Company	Issuer
For	For
7.- Approve the presentation of the report regarding the fulfillment of the tax obligations that are the responsibility of the Company in accordance with that which is provided for by Part XX Article 86 of the Income Tax Law
Issuer
For	For	8.- Approve the designation of special delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Promotora y Operadora de Infraestructura S.A. de C.V.	04/21/2010	MX01PI000005	Pinfra*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1.- Approve the presentation, discussion and, if relevant, report from the Board of Directors in accordance with the terms that are referred to in Article 28, part IV, of the securities market law	Issuer
For	For	2.- Approve the presentation, discussion and, if relevant, audited financial statements of the company for the FYE 31 DEC 2009	Issuer
For	For	3.- Approve the presentation, discussion and, if relevant, results obtained by the Company during the FYE 31 DEC 2009	Issuer
For	For	4.- Approve the presentation, discussion and, if relevant, report that is referred to in Article 86, part xx, of the income tax law, regarding the fulfillment of tax obligations of the Company	Issuer
For	For	5.- Approve the designation or, if relevant, ratification of the members of the Board of Directors, as well as of the chairpersons of the audit and corporate practices committees of the Company	Issuer
For	For	6.- Approve the determination of the compensation to be paid to the members of the Board of Directors for the FYE 31 DEC 2010	Issuer
For	For
7.- Approve the presentation, discussion, and if relevant, annual report in regard to the acquisition of shares of the company, as well as of the determination of the maximum amount of funds that the company can allocate a purchase of the shares of the company, in accordance with the terms of Article 56, part IV, of the securities market law
Issuer
For	For	8.- Approve the designation of special delegates who will formalize the resolutions passed at the meeting	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Financiero Banorte SAB de CV	04/23/201	MXP370711014	GFNorte O

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the report that are referred to in part IV of Article 28 of the securities Market Law, for the FYE on 31 DEC 2009	Issuer
For	For	2.- Approve the allocation of profit	Issuer
For	For	3.- Approve to pay cash dividend in the amount of MXN 0.17 per share	Issuer
For	For	4.- mApprove to pay cash dividend in the amount of MXN 0.17 per share	Issuer
For	For	5.- Approve to determine the compensation for the Members of the Board of Directors	Issuer
For	For	6.-Approve designation of the Members of the audit and corporate practices committee	Issuer
For	For
7-Receive the report from the Board of Directors regarding the transactions carried out with shares of the Company during 2009, as well as the maximum amount of funds that can be allocated to the purchase of shares of the Company for the 2010 FY
Issuer
For	For	8.-Approve the designation of a delegate or delegates to formalize and carry out if relevant, the resolutions passed by the meeting	Issuer
For	For	9.-Approve the drafting, reading and the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Industrias Penoles SAB de CV	04/29/201	MXP554091415	Pe&oles*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve the reports that are referred to in Article 28, Part IV, of the securities market law, including the financial statements from the FYE on 31 DEC 2009, as well as the report regarding the fulfillment of the tax obligations of the Company
Issuer
For	For	2.- Approve the allocation of results	Issuer
For	For
3.- Approve the amount that can be allocated to the purchase of the shares of the Company in accordance with the terms of that which is provided for in Article 56, Part IV, of the securities market law
Issuer
For	For	4.- Ratify the remuneration of the Members of the Board of Directors of the Company	Issuer
For	For	5.- Ratify the Chairperson of the audit and Corporate Practices Committee	Issuer
For	For	6.- Approve the designation of special delegates of the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Financiera Independencia SAB de CV	04/27/201	MX00FI050003	Findep*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
I.A. Approve the report from the general Director regarding the matters referred to by Article 172, except line B, of the general mercantile Companies Law in relation to the Company and its subsidiaries for the FYE on 31 DEC 2009, in accordance with Article 44, Part Xi, of the Securities Market Law
Issuer
For	For
I.B.Approve the opinion of the Board of Directors regarding the content of the report that is referred to in the line above, in accordance with the terms of Article 28, Part Iv, line C, of the Securities Market Law
Issuer
For	For
I.C. Approve the report from the Board of Directors that is provided for by Article 172, line B, of the general Mercantile Companies Law, in regard to the accounting and information policies and criteria specified in the preparation of the financial information, in accordance with the terms of Article 28, Part Iv, line D, of the Securities Market Law
Issuer
For	For	I.D. Approve the report regarding the operations and activities of the Board of Directors during the 2009 FY, in accordance with the terms of Article 28, Part Iv, line E, of the Securities Market Law	Issuer
For	For	I.E. Approve the report regarding operations and the activities of the audit and Corporate Practices Committee, for the period of its functioning during the 2009 FY	Issuer
For	For	II.- Approve the report that is referred to in Article 86, Part XX, of the Income Tax Law, relative to the fulfillment of the tax obligations of the Company, resolutions in this regard	Issuer
For	For	III.- Approve the allocation of the results for the FYE on 31 DEC 200, resolutions in this regard	Issuer
For	For
IV.- Ratify the Members of the Board of Directors of the Company, evaluation of their degree of independence and the determination of their compensation, with retroactive effect to 01 JAN 2010, resolutions in this regard
Issuer
For	For	V.- Ratify the Members of the audit and Corporate Practices Committee of the Company and the determination of their compensation, with retroactive effect to 01 JAN 2010, resolutions in this regard	Issuer
For	For
VI.- Approve the report regarding the purchase of the shares of the Company, as well as the determination of the maximum amount of funds of the Company that can be allocated to the purchase of the shares o f the Company, in accordance with t he terms of Article 56, Part IV, of the Securities Market Law
Issuer
For	For
VII.- Approve to increase in the variable part of the share capital by up to MXN 742,500,000.00 and the consequent issuance of 55,000,000 shares of a single series, at a subscription price of MXN 13.50 per share, to represent said capital increase
Issuer
For	For	VIII.- Approve the designation of special delegates who will carry out and formalize the resolutions passed by the meeting	Issuer
For	For	IX.- Approve the meeting minutes	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Organización Soriana SAB de CV	04/27/2010	MXP8728U1671	Soriana B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Approve the presentation of the report from the General Director, including the financial statements and the opinion from the outside Auditors of the Company and its subsidiaries relative to the 2009 FY, in accordance with that which is established by the securities market law, discussion and after taking cognizance of the report and the opinion of the Board of Directors regarding the information from the General Director, the report from the audit and the Corporate Practices Committee, the report regarding accounting policies and criteria adopted and the report regarding the review of the tax situation of the Company
Issuer
For	For	II.- Approve the presentation, discussion and the report of the activities in which the Board of Directors intervened	Issuer
For	For
III.- Approve the discussion and if relevant, of the proposal for a resolution regarding a) allocation of profit, b) plan for the payment of dividends in the amount of MXN 0.1926 per share, and c) the maximum amount of funds that can be allocated to the purchase of the shares of the Company
Issuer
For	For	IV.- Election of Board of Directors and the Members of Committees, and the	Issuer
For	For
V.- Approve the presentation, discussion and the matters related to updating the prospectus of the revolving short and long term stock exchange certificate program by up to a total authorized amount of MXN 15,000,000,000.00 or its equivalent in investment units, for which the Company is responsible
Issuer
For	For	VI.- Ratify the powers of attorney granted in favor of S.D. Indeval Institution Para El Deposito De Valores, S.A. DE C.V	Issuer
For	For	VII.- Grant powers of attorney to officers of the Company	Issuer
For	For	VIII.- Approve the designation of special delegates	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

GMD Resorts SAB	04/29/201	MX0IGM090001	GMDR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.A- Approve the presentation, discussion and, if relevant, report from the general Director of the Company prepared in accordance with Article 44, part XI, of the securities market law and Article 172 of the general mercantile Companies law, accompanied by the opinion of the outside Auditor, regarding the operations and results of the Company for the FYE on 31 DEC 2009, as well as the opinion of the Board of Directors regarding the content of said report
Issuer
For	For
I.B-.Approve the presentation, discussion and, if relevant, report from the Board of Directors that is referred to in Article 172, line B, of the general mercantile Companies law in which are contained the main accounting and information policies and criteria followed in the preparation of the financial information of the Company
Issuer
For	For
I.C.-Approve the presentation, discussion and, if relevant, report of the activities and transactions in which the Board of Directors intervened in accordance with Article 28, part IV, line E, of the securities market law
Issuer
For	For	I.D.-Approve the presentation, discussion and, if relevant, individual and consolidated financial statements of the Company to 31 DEC 2009, and allocation of the results from the FY	Issuer
For	For
I.E.-Approve the presentation, discussion and, if relevant, annual report regarding the activities carried out by the Audit and Corporate practices Committee in accordance with Article 43 of the securities market law and report regarding the subsidiaries of the Company
Issuer
For	For
I.F.-Approve the presentation, discussion and, if relevant, report regarding the fulfillment of the tax obligations that are the responsibility of the Company during the corporate and FY in accordance with that which is required by Article 86, part XX, of the income tax law
Issuer
For	For	II.A-Approve the proposal, discussion and, if relevant, the allocation of the results from the FY that ran from 01 JAN to 31 DEC 2009 regarding increase of the legal reserve	Issuer
For	For
II.B.-Approve the proposal, discussion and, if relevant, the allocation of the results from the FY that ran from 01 JAN to 31 DEC 2009 regarding the maximum amount of funds that the Company can allocate to the acquisition of the shares of the Company for the 2010 FY in accordance with the terms of Article 56 of the securities market law, as well as the policies relative to said acquisition
Issuer
For	For	II.C.-Approve the proposal, discussion and, if relevant, the allocation of the results from the FY that ran from 01 JAN to 31 DEC 2009 regarding allocation of results	Issuer
For	For	III.-Ratify the term in office of the Board of Directors and of the general Director for the 2009 FY	Issuer
For	For	IV.1- Ratify if relevant, designation of the Members of the Board of Directors after classification of their independence for those for whom it is appropriate	Issuer
For	For	IV.2.-Ratify if relevant, designation of the Chairperson of the Audit and Corporate practices Committee and of the people who will be Members of said Committee	Issuer
For	For	IV.3.-Ratify if relevant, designation of the secretary of the Board of Directors	Issuer
For	For	IV.4.-Ratify if relevant, designation of the outside auditor, determination of the corresponding compensation	Issuer
For	For	V.- Approve to discuss and if relevant, approval regarding the convenience of revoking powers of attorney granted by the Company and granting new powers of attorney	Issuer
For	For	VI.- Approve to designation of delegates will carry out the resolutions passed by the AGM and formalize them as appropriate	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Mexico, SAB de CV	04/29/2010	MXP370841019	Gmexico B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Receive the report from the Executive Chairperson of the Company regarding the FY that ran from 1 JAN to 31 DEC 2009; approve the consolidated financial statements of the Company and its subsidiaries to 31 DEC 2009; reports that are referred to in Article 28, Part IV, Lines A, C, D and E, of the Securities Market Law, regarding the FY that ran from 1 JAN to 31 DEC 2009
Issuer
For	For	2.- Receive the report regarding the fulfillment of tax obligations that is referred to in Part XX of Article 86 of the Income Tax Law during the 2009 FY	Issuer
For	For	3.- Approve the allocation of profit from the FYE on 31 DEC 2009	Issuer
For	For
4.- Receive the report that is referred to in Part III of Article 60 of the provisions of a general nature applicable to the issuers of securities and other securities market participants, including a report regarding the allocation of the funds destined for the acquisition of shares of the Company during the FYE on 31 DEC 2009; approve to determine the maximum amount of funds to be allocated to the acquisition of the shares of the Company during the 2010 FY
Issuer
For	For
5.- Ratify the acts done by the Board of Directors, the Executive Chairperson and its committees, during the FY that ran from 1 JAN to 31 DEC 2009; appointment or reelection, of the Members of the Board of Directors of the Company and classification of their independence in accordance with Article 26 of the securities market law; appointment or reelection, of the Members of the committees of the Board itself and of their Chairpersons
Issuer
For	For	6.- Approve the remuneration for the Members of the Board of Directors and for the Members of the committees of the Board itself	Issuer
For	For	7.- Approve, designation of the delegates who will carry out and formalize the resolutions passed by this meeting	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupo Mexicano de Desarrollo SAB	04/29/2010	MX01GM080002	GMD*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.- Approve, a) the report from the General Director of the Company prepared in accordance with Article 44, Part XI, of the Securities Market Law and Article 172 of the General Mercantile Companies Law, accompanied by the opinion of the outside Auditor, regarding the operations and results of the Company for the FY that ended on 31 DEC 2009, as well as the opinion of the Board of Directors regarding the content of said report, b) report from the Board of Directors that is referred to in Article 172, line B, of the General Mercantile Companies Law in which are contained the main accounting and information policies and criteria followed in the preparation of the financial information of the Company, c) report of the activities and transactions in which the Board of Directors intervened in accordance with Article 28, Part IV, line E, of the Securities Market Law, d) individual and consolidated financial statements of the Company to 31 DEC 2009, and allocation of the results from the FY, e) annual report regardin
Issuer
For	For
II.- Approve, if relevant, the allocation of the results from the FY that ran from 01 JAN to 31 DEC 2009, in regard to: a) increase of the legal reserve, b) the maximum amount of funds that the Company can allocate to the acquisition of the shares of the Company for the 2010 FY in accordance with the terms of Article 56 of the Securities Market Law, as well as the policies related to said acquisition, resolutions in this regard, c) allocation of results. resolutions in this regard
Issuer
For	For	III.- Ratify, if relevant, of the term in office of the Board of Directors and of the General Director for the 2009 FY	Issuer
For	For
IV.- Ratify, if relevant, designation, i) of the members of the Board of Directors, after classification of their independence, for those for whom it is appropriate, if relevant, ii) of the Chairperson of the Audit and Corporate Practices Committee and of the people who will be members of said Committee, iii) of the secretary of the Board of Directors, and iv) of the outside Auditor, determination of the corresponding compensation, resolutions in this regard
Issuer
For	For	V.- Approve, if relevant, the convenience of revoking powers of attorney granted by the Company and granting new powers of attorney	Issuer
For	For	VI.- Approve the designation of delegates who will carry out the resolutions passed by the AGM and, if relevant, formalize them as appropriate, resolutions in this regard	Issuer
Company Name	Meeting Date		Ticker (2)

Promotora Ambiental SAB de CV	04/29/2010	MX01PAOB0006	Pasa*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve the reports that are referred to in Article 28, Part IV, of the Securities Market Law, and Article 32, item 20, of the Corporate Bylaws in force of the Company, for the FY that ended on 31 DEC 2009
Issuer
For	For	2.- Approve the financial statements and the balance sheet of the Company to 31 DEC 2009 and the allocation of results from the 2009 FY	Issuer
For	For	3.- Appointment and/or ratify the Members and the Officers of the Board of Directors, as well as of the Members who make up the Committees of the Company and to determine their remuneration	Issuer
For	For
4.- Approve the maximum amount of funds that can be allocated to the purchase the Company' own shares of the Company and report regarding the transactions effectuated with own shares during the 2009 FY
Issuer
For	For	5.- Receive the report regarding the fulfillment of the tax obligations that are referred to in Article 86, Part XX, of the Income Tax Law	Issuer
For	For	6.- Approve the designation of the delegates to carry out and formalize the resolutions passed by this AGM of the shareholders	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Mexchem SAB de CV	04/30/2010	MX01ME050007	Mexchem*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For
Receive the report from the General Director and on the basis of this that from the Board of Directors, for the purposes of Article 28, Part iv, line B, of the Securities Market Law and of Article 172 of the general mercantile Companies Law, regarding the operations and results of the FYE 31 DEC 2009 and the audited individual and consolidated financial statements of the company together with its subsidiaries to said date, as well as the report that is referred to in part xx of Article 86 of the income tax law
Issuer
For	For	Receive the annual report from the audit Committee and from the corporate practices Committee of the Company	Issuer
For	For	Approve the proposal and resolution regarding the allocation of results for the FYE 31 DEC 2009	Issuer
For	For	Ratify the members of the Board of Directors both full and alternate secretary and vice-secretary as well as of the members and secretary of the audit and corporate practices committees of the Company	Issuer
For	For	Approve to determine the compensation for the members of the Board of Directors, as well as for the people who make up the audit and corporate practices committees of the Company	Issuer
For	For	Approve to determine of the maximum amount of funds that can be allocated during the 2010 fiscal year to the purchase of the shares of the Company	Issuer
For	For
Receive the annual report from Board of Directors regarding the adoption or modification of the policies in regard to the acquisition of shares of the company and regarding the resolutions of said corporate body in relation to the purchase and or placement of shares of the Company
Issuer
For	For	Approve the designation of delegates who will carry out and formalize the resolutions passed by the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Impulsora del Desarrollo y Empleo de America Latina SA	04/30/2010	MX01ID000009	IDEAL-B1

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	I.- Receive the report of compliance wit h the obligation contained in Article 86, part XX, of the income tax law	Issuer
For	For
II.- Receive the the report from the general director prepared in accordance with article 44, part xi, of the securities market law and article 172 of the general mercantile companies law, accompanied by the opinion of the outside Auditor, regarding the operations and results of the company for the fiscal year that ended on 31st DEC 2009, as well as the opinion of the board of directors regarding the content of said report, ii. the report from the board of directors that is referred to in Article 172, line b, of the general mercantile companies law in which are contained the main accounting and information policies and criteria followed in the preparation of the financial information of the company, iii. the report of theactivities and transactions in which the board of directors intervened in accordance with article 28, part iv, line e, of the securities market law, iv. the individual and consolidated financial statements of the company to 31 DEC 2009, and v. the annual reports regarding the activities carri
Issuer
For	For	III.- Approve the allocation of results	Issuer
For	For	IV.- Approve the appointment and or ratification o f the Members of the Board of Directors and secretary of the Company	Issuer
For	For	V.- Approve the determination of the compensation for the Members of the Board of Director s and secretary of the Company	Issuer
For	For	VI.- Approve the appointment and or ratification of the corporate practices and Audit Committees of the Company	Issuer
For	For	VII.- Approve the determination of the compensation for the Members of the corporate practices and Audit Committees of the Company	Issuer
For	For
VIII.- Approve the presentation, discussion and, if relevant, the annual report in regard to the acquisition o f shares of the Company in accordance with the terms of Article 56 of the securities market law and determination or ratification of the maximum amount of funds that can be al located to the acquisition of share s of the company for the 2010 FY
Issuer
For	For	IX.- Approve the designation of delegates who will carry out and formalize the resolutions passed at the meeting	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Grupe SAB de CV	04/30/2010	MX01CI030007	Cidmega*

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the list of those present and declaration that the meeting is legally instated	Issuer
For	For	2.- Receive the report from the Chairperson of the Board of Directors, 1 results of operations, 2 report presented to the Board of Directors by the Audit Committee	Issuer
For	For	3.- Approve the financial information document for the FY that ran from 01 JAN to 31 DEC 2009	Issuer
For	For	4.- Approve to appoint and ratify the members of the Board of Directors and the Secretary	Issuer
For	For	5.- Approve to appoint and ratify the members of the Audit and Corporate Practices Committee	Issuer
For	For	6.- Approve to maintain the amount of the reserve fund for the acquisition of shares of the Company, for the FY from 01 JAN to 31 DEC 2010	Issuer
For	For	7.- Approve the designation of special delegates who will carry out the resolutions Passed in this meeting	Issuer
For	For	8.- Approve the minutes of the meeting held	Issuer
For	For	9.- Closure of the meeting	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Carso Infraestructura SA de CV	04/30/2010	MX01CI050005	CICSA B1

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
I.-Approve the presentation, for the applicable purposes of the general Director's report on the Company's course of business and transactions corresponding to the FYE as of 31 DEC 2009, including the financial statements as of such date and the External Auditor's report, of the opinion and of the Board of Directors, reports referred to in Clauses c), d) and e), Paragraph IV of Article 28 of the Securities Market Law, of the corporate practices and Audit Committee's report, and the report on the compliance with fiscal obligations; resolutions in connection thereto
Issuer
For	For	II.- pprove the proposal in connection with the allocation of profits; resolutions in connection thereto	Issuer
For	For	III.- Ratify the Board of Directors, and the General Director's performance for FY 2009; resolutions in connection thereto	Issuer
For	For
IV.- Approve the designation or ratification, as the case may be, of the Members and Officers of the Board of Directors, as well as of the Members and the Chairman of the Corporate practices and Audit Committee; and the evaluation of the Directors, Independence and compensations, and any other derived from the foregoing
Issuer
For	For	V.- Approve the agreements on the formalization and compliance of the resolutions to be adopted by the meeting, and designation of special delegates; resolutions in connection thereto	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Carso Infraestructura SA de CV	04/30/2010	MX01CI050005	CICSA B1

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve, the presentation for the applicable purposes of the General Director's report on the Company's course of business and transactions corresponding to the FYE as of 31 DEC 2009	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Corporativo GBM SAB de CV	05/27/2010	MX01GBOD0001	TELINTL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1.- Approve the modification and or cancellation of the stock exchange certificate programs of the Company as well as to establish additional programs	Issuer
For	For	2.- Approve the designation of delegates who will formalize the resolutions that are passed	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cemex SAB de CV	06/9/2010	MXP225611567	CEMEX CPO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For
1.- Approve to consolidate the issuance documents for un amortizable common share certificates denominated Cemex .CPO, to amend Section 1 of the issuance documents and increase the number of Cemex.CPOS to be subscribed for later because of the conversion of bonds issued by Cemex, S.A.B. De C.V., all of the foregoing for the purpose of carrying out the resolutions passed by the AGM of shareholders of Cemex , S.A.B. De C.V. held on 29 APR 2010
Issuer
For	For	2.- Approve the designation of special delegates	Issuer
For	For	3.- Approve the meeting minutes	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Mexico Equity and Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    7/22/10